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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08363

Evergreen Select Equity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for two of its series, Evergreen Equity Index Fund and Evergreen Strategic Value Fund, for the six months ended January 31, 2006. These two series have a July 31 fiscal year end.

Date of reporting period: January 31, 2006

Item 1 - Reports to Stockholders.

Evergreen Equity Index Fund

Evergreen

EQUITY INDEX FUND

Semiannual Report
as of January 31, 2006

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
28	STATEMENT OF ASSETS AND LIABILITIES
29	STATEMENT OF OPERATIONS
30	STATEMENTS OF CHANGES IN NET ASSETS
31	NOTES TO FINANCIAL STATEMENTS
37	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Equity Index Fund, which covers the six-month period ended January 31, 2006.

The past six months proved to be yet another challenging period for the equity markets. Uncertainty about the economy, monetary policy, and energy prices led to concerns about corporate profits and inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these issues converged at various times to increase market volatility. Fortunately, as the investment period progressed, the economy proved resilient and earnings continued to exceed expectations. By focusing on the solid fundamentals supporting growth, rather than the periodic bouts of volatility, Evergreen’s equity teams were able to provide our clients in these uncertain times with the disciplined approach necessary for the management of their long-term portfolios.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the recovery had transitioned to the more normalized Gross Domestic Product (“GDP”) levels typically associated with economic expansion. Energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated pricing concerns and long-term interest rates began to rise. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles in the waning months of 2005.

LETTER TO SHAREHOLDERS continued

Perhaps recognizing the strength in GDP and the attendant inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” and continued to raise their target for the federal funds rate by 25 basis points at the conclusion of each policy meeting. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was simply attempting to remove stimulus, rather than restrict growth, for the U.S. economy. Fed Chairman Alan Greenspan remained very transparent in his public statements about the direction of monetary policy and long-term market interest rates responded, once again, by moving lower. Yet the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on its measured path for monetary policy.

Low long-term market yields improved the relative attractiveness of equities during the investment period. The solid growth in GDP translated into better than expected profits, further supporting equities, especially during their late 2005 rally. Throughout it all, our equity analysts continued to identify companies with promising outlooks consistent with their investment styles. Positive earnings growth, solid balance sheets and strong cash flows attracted the most attention from our portfolio managers, while the improving trend for dividends enhanced the potential for total return in many of our equity portfolios.

LETTER TO SHAREHOLDERS continued

As always, we continue to recommend a fully diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of January 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 2/14/1985
	Class A	Class B	Class C	Class I	Class IS
Class inception date	11/4/1998	11/3/1998	4/30/1999	2/14/1985	10/9/1996

Nasdaq symbol	ESINX	ESIOX	ESECX	EVIIX	EVISX

6-month return with sales
charge	-0.55%	-0.98%	3.02%	N/A	N/A

6-month return w/o sales
charge	4.41%	4.02%	4.02%	4.54%	4.41%

Average annual return*

1-year with sales charge	4.60%	4.00%	8.01%	N/A	N/A

1-year w/o sales charge	9.81%	9.00%	9.01%	10.11%	9.82%

5-year	-1.17%	-1.33%	-0.94%	0.06%	-0.20%

10-year	7.90%	7.85%	7.90%	8.63%	8.41%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I prior to 7/28/1998 is based on the performance of Class Y of the fund’s predecessor fund, Core Fund Equity Index Fund. Historical performance shown for Class IS prior to 7/28/1998 is based on the performance of Class A of the fund’s predecessor fund, Core Fund Equity Index Fund from 10/9/1996 to 7/27/1998, and Class Y of Core Fund Equity Index Fund prior to 10/9/1996. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Classes A and IS, and 1.00% for Classes B and C. Class I does not and Class Y did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Class A. Had the fees and expenses not been waived or reimbursed, returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Equity Index Fund Class A shares, versus a similar investment in the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

All data is as of January 31, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2005	1/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,044.14	$ 2.94
Class B	$ 1,000.00	$ 1,040.20	$ 6.79
Class C	$ 1,000.00	$ 1,040.16	$ 6.79
Class I	$ 1,000.00	$ 1,045.41	$ 1.65
Class IS	$ 1,000.00	$ 1,044.14	$ 2.94
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,022.33	$ 2.91
Class B	$ 1,000.00	$ 1,018.55	$ 6.72
Class C	$ 1,000.00	$ 1,018.55	$ 6.72
Class I	$ 1,000.00	$ 1,023.59	$ 1.63
Class IS	$ 1,000.00	$ 1,022.33	$ 2.91

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.57% for Class A, 1.32% for Class B, 1.32% for Class C, 0.32% for Class I and 0.57% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2006						Year Ended
CLASS A	(unaudited)	2005	2004	2003	2002	2001[1]	June 30, 2001

Net asset value, beginning of period	$46.12	$ 41.29	$ 37.12	$34.22	$ 45.47	$ 45.95	$54.73

Income from investment operations
Net investment income (loss)	0.31	0.68	0.46	0.42	0.38	0.02	0.35
Net realized and unrealized gains or losses on investments	1.71	4.83	4.18	2.90	(11.25)	(0.48)	(8.56)

Total from investment operations	2.02	5.51	4.64	3.32	(10.87)	(0.46)	(8.21)

Distributions to shareholders from
Net investment income	(0.27)	(0.68)	(0.47)	(0.42)	(0.38)	(0.02)	(0.32)
Net realized gains	0	0	0	0	0	0	(0.25)

Total distributions to shareholders	(0.27)	(0.68)	(0.47)	(0.42)	(0.38)	(0.02)	(0.57)

Net asset value, end of period	$47.87	$ 46.12	$ 41.29	$37.12	$ 34.22	$ 45.47	$45.95

Total return[2]	4.41%	13.43%	12.51%	9.83%	(24.04%)	(1.00%)	(15.10%)

Ratios and supplemental data
Net assets, end of period (thousands)	$260,418	$265,500	$245,244	$207,813	$167,152	$95,801	$86,350
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.57%[3]	0.57%	0.57%	0.57%	0.57%	0.55%[3]	0.55%
Expenses excluding waivers/reimbursements and expense reductions	0.97%[3]	0.98%	0.99%	1.04%	0.96%	0.92%[3]	0.89%
Net investment income (loss)	1.31%[3]	1.56%	1.12%	1.25%	0.94%	0.65%[3]	0.72%
Portfolio turnover rate	3%	4%	3%	13%	7%	0%	17%

1 For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2006						Year Ended
CLASS B	(unaudited)	2005	2004	2003	2002	2001[1]	June 30, 2001

Net asset value, beginning of period	$45.88	$ 41.09	$ 36.95	$34.07	$ 45.25	$ 45.75	$54.62

Income from investment operations
Net investment income (loss)	0.13[2]	0.35[2]	0.15	0.16	0.10	0	0
Net realized and unrealized gains or losses on investments	1.71	4.80	4.16	2.89	(11.20)	(0.50)	(8.56)

Total from investment operations	1.84	5.15	4.31	3.05	(11.10)	(0.50)	(8.56)

Distributions to shareholders from
Net investment income	(0.13)	(0.36)	(0.17)	(0.17)	(0.08)	0	(0.06)
Net realized gains	0	0	0	0	0	0	(0.25)

Total distributions to shareholders	(0.13)	(0.36)	(0.17)	(0.17)	(0.08)	0	(0.31)

Net asset value, end of period	$47.59	$ 45.88	$ 41.09	$36.95	$ 34.07	$ 45.25	$45.75

Total return[3]	4.02%	12.57%	11.67%	9.01%	(24.57%)	(1.09%)	(15.73%)

Ratios and supplemental data
Net assets, end of period (thousands)	$173,635	$186,218	$201,550	$188,488	$181,411	$206,205	$207,011
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.32%[4]	1.32%	1.32%	1.32%	1.32%	1.30%[4]	1.30%
Expenses excluding waivers/reimbursements and expense reductions	1.69%[4]	1.68%	1.69%	1.77%	1.71%	1.67%[4]	1.64%
Net investment income (loss)	0.56%[4]	0.82%	0.37%	0.50%	0.19%	(0.07%)[4]	(0.04%)
Portfolio turnover rate	3%	4%	3%	13%	7%	0%	17%

1 For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2006						Year Ended
CLASS C	(unaudited)	2005	2004	2003	2002	2001[1]	June 30, 2001

Net asset value, beginning of period	$45.95	$ 41.14	$ 37.00	$34.12	$ 45.32	$ 45.82	$54.69

Income from investment operations
Net investment income (loss)	0.13[2]	0.35[2]	0.15	0.17	0.11	0	0.04
Net realized and unrealized gains or losses on investments	1.71	4.82	4.16	2.88	(11.23)	(0.50)	(8.60)

Total from investment operations	1.84	5.17	4.31	3.05	(11.12)	(0.50)	(8.56)

Distributions to shareholders from
Net investment income	(0.13)	(0.36)	(0.17)	(0.17)	(0.08)	0	(0.06)
Net realized gains	0	0	0	0	0	0	(0.25)

Total distributions to shareholders	(0.13)	(0.36)	(0.17)	(0.17)	(0.08)	0	(0.31)

Net asset value, end of period	$47.66	$ 45.95	$ 41.14	$37.00	$ 34.12	$ 45.32	$45.82

Total return[3]	4.02%	12.61%	11.66%	9.00%	(24.57%)	(1.09%)	(15.71

Ratios and supplemental data
Net assets, end of period (thousands)	$191,148	$198,719	$199,725	$185,702	$155,305	$118,504	$114,451
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.32%[4]	1.32%	1.32%	1.32%	1.32%	1.30%[4]	1.31%
Expenses excluding waivers/reimbursements and expense reductions	1.69%[4]	1.68%	1.69%	1.77%	1.71%	1.67%[4]	1.65
Net investment income (loss)	0.56%[4]	0.81%	0.37%	0.50%	0.18%	(0.07%)[4]	(0.02%)
Portfolio turnover rate	3%	4%	3%	13%	7%	0%	17%

1 For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2006						Year Ended
CLASS I	(unaudited)	2005	2004	2003	2002	2001[1]	June 30, 2001

Net asset value, beginning of period	$46.15	$ 41.31	$ 37.14	$34.23	$ 45.48	$ 45.97	$54.75

Income from investment operations
Net investment income (loss)	0.36[2]	0.82	0.59	0.51	0.45	0.03	0.52
Net realized and unrealized gains or losses on investments	1.72	4.80	4.15	2.90	(11.21)	(0.49)	(8.61)

Total from investment operations	2.08	5.62	4.74	3.41	(10.76)	(0.46)	(8.09)

Distributions to shareholders from
Net investment income	(0.32)	(0.78)	(0.57)	(0.50)	(0.49)	(0.03)	(0.44)
Net realized gains	0	0	0	0	0	0	(0.25)

Total distributions to shareholders	(0.32)	(0.78)	(0.57)	(0.50)	(0.49)	(0.03)	(0.69)

Net asset value, end of period	$47.91	$ 46.15	$ 41.31	$37.14	$ 34.23	$ 45.48	$45.97

Total return	4.54%	13.72%	12.78%	10.13%	(23.83%)	(1.00%)	(14.88%)

Ratios and supplemental data
Net assets, end of period (thousands)	$304,464	$326,324	$393,068	$429,681	$363,264	$289,307	$288,421
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.32%[3]	0.32%	0.32%	0.32%	0.32%	0.30%[3]	0.30%
Expenses excluding waivers/reimbursements and expense reductions	0.69%[3]	0.68%	0.69%	0.77%	0.71%	0.67%[3]	0.64%
Net investment income (loss)	1.56%[3]	1.83%	1.38%	1.49%	1.19%	0.93%[3]	0.95%
Portfolio turnover rate	3%	4%	3%	13%	7%	0%	17%

1 For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2006						Year Ended
CLASS IS	(unaudited)	2005	2004	2003	2002	2001[1]	June 30, 2001

Net asset value, beginning of period	$46.12	$ 41.29	$ 37.12	$34.22	$ 45.46	$ 45.95	$54.73

Income from investment operations
Net investment income (loss)	0.31	0.69	0.46	0.42	0.38	0.02	0.36
Net realized and unrealized gains or losses on investments	1.71	4.81	4.18	2.90	(11.24)	(0.49)	(8.57)

Total from investment operations	2.02	5.50	4.64	3.32	(10.86)	(0.47)	(8.21)

Distributions to shareholders from
Net investment income	(0.27)	(0.67)	(0.47)	(0.42)	(0.38)	(0.02)	(0.32)
Net realized gains	0	0	0	0	0	0	(0.25)

Total distributions to shareholders	(0.27)	(0.67)	(0.47)	(0.42)	(0.38)	(0.02)	(0.57)

Net asset value, end of period	$47.87	$ 46.12	$ 41.29	$37.12	$ 34.22	$ 45.46	$45.95

Total return	4.41%	13.42%	12.51%	9.83%	(24.03%)	(1.02%)	(15.10%)

Ratios and supplemental data
Net assets, end of period (thousands)	$15,459	$15,010	$15,426	$12,807	$11,559	$13,883	$14,173
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.57%[2]	0.57%	0.57%	0.57%	0.57%	0.55%[2]	0.55%
Expenses excluding waivers/reimbursements and expense reductions	0.94%[2]	0.93%	0.94%	1.02%	0.96%	0.92%[2]	0.89%
Net investment income (loss)	1.30%[2]	1.57%	1.13%	1.25%	0.95%	0.68%[2]	0.71%
Portfolio turnover rate	3%	4%	3%	13%	7%	0%	17%

1 For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 99.8%
CONSUMER DISCRETIONARY 10.7%
Auto Components 0.2%
Cooper Tire & Rubber Co. (p)	5,004	$75,010
Dana Corp. (p)	12,272	59,765
Goodyear Tire & Rubber Co. * (p)	14,396	225,153
Johnson Controls, Inc.	15,749	1,090,461

		1,450,389

Automobiles 0.4%
Ford Motor Co. (p)	151,601	1,300,737
General Motors Corp. (p)	46,151	1,110,393
Harley-Davidson, Inc.	22,412	1,199,714

		3,610,844

Distributors 0.1%
Genuine Parts Co.	14,161	602,267

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	11,876	661,137
H&R Block, Inc.	26,739	654,036

		1,315,173

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	35,357	1,830,078
Darden Restaurants, Inc.	10,687	434,533
Harrah’s Entertainment, Inc.	14,998	1,103,853
Hilton Hotels Corp.	26,772	667,426
International Game Technology	27,499	983,914
Marriott International, Inc., Class A	13,434	895,242
McDonald’s Corp.	102,713	3,595,982
Starbucks Corp. *	62,715	1,988,066
Starwood Hotels & Resorts Worldwide, Inc., Class B	17,892	1,088,013
Wendy’s International, Inc.	9,487	559,259
Yum! Brands, Inc.	23,101	1,142,806

		14,289,172

Household Durables 0.7%
Black & Decker Corp. (p)	6,399	552,234
Centex Corp. (p)	10,426	744,312
D.R. Horton, Inc.	22,216	829,101
Fortune Brands, Inc.	11,924	893,823
KB Home	6,389	486,842
Leggett & Platt, Inc. (p)	15,014	369,645
Lennar Corp., Class A	11,209	701,235
Maytag Corp. (p)	6,541	112,636
Newell Rubbermaid, Inc. (p)	22,484	531,522
Pulte Homes, Inc. (p)	17,508	698,569
Snap-On, Inc. (p)	4,728	189,735

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Stanley Works	5,936	$291,101
Whirlpool Corp.	5,506	444,224

		6,844,979

Internet & Catalog Retail 0.5%
Amazon.com, Inc. *	25,031	1,121,890
eBay, Inc. *	93,272	4,020,023

		5,141,913

Leisure Equipment & Products 0.2%
Brunswick Corp.	7,872	295,908
Eastman Kodak Co. (p)	23,439	588,319
Hasbro, Inc.	14,555	308,566
Mattel, Inc.	32,956	543,774

		1,736,567

Media 3.3%
CBS Corp., Class B	63,062	1,647,810
Clear Channel Communications, Inc.	44,113	1,291,187
Comcast Corp., Class A *	177,218	4,930,205
Dow Jones & Co., Inc. (p)	4,815	183,018
E.W. Scripps Co., Class A	6,942	335,576
Gannett Co., Inc.	19,578	1,209,920
Interpublic Group of Cos. * (p)	35,136	354,874
Knight Ridder, Inc. (p)	5,663	352,522
McGraw-Hill Cos.	30,596	1,561,620
Meredith Corp. (p)	3,421	187,334
New York Times Co., Class A (p)	11,841	335,100
News Corp., Class A	198,584	3,129,684
Omnicom Group, Inc.	14,715	1,203,540
Time Warner, Inc.	380,519	6,670,498
Tribune Co.	21,367	619,857
Univision Communications, Inc., Class A *	18,247	580,984
Viacom, Inc.	63,062	2,615,812
Walt Disney Co.	156,987	3,973,341

		31,182,882

Multi-line Retail 1.1%
Big Lots, Inc. * (p)	9,299	124,328
Dillard’s, Inc., Class A (p)	5,027	130,199
Dollar General Corp.	25,840	436,696
Family Dollar Stores, Inc. (p)	12,671	303,471
Federated Department Stores, Inc.	22,216	1,480,252
J.C. Penney Co., Inc.	18,953	1,057,577
Kohl’s Corp. *	28,136	1,248,957
Nordstrom, Inc.	17,840	744,285

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail continued
Sears Holdings Corp. * (p)	8,145	$989,129
Target Corp.	71,751	3,928,367

		10,443,261

Specialty Retail 2.2%
AutoNation, Inc. *	14,775	329,335
AutoZone, Inc. *	4,506	440,462
Bed, Bath & Beyond, Inc. *	24,227	906,332
Best Buy Co., Inc.	33,357	1,689,866
Circuit City Stores, Inc.	12,782	322,234
Gap, Inc.	46,841	847,354
Home Depot, Inc.	173,364	7,029,910
Limited Brands, Inc.	28,419	672,394
Lowe’s Cos.	63,813	4,055,316
Office Depot, Inc. *	25,206	835,579
OfficeMax, Inc.	5,778	165,077
RadioShack Corp. (p)	10,987	243,911
Sherwin-Williams Co.	9,162	484,670
Staples, Inc.	59,689	1,415,226
Tiffany & Co. (p)	11,609	437,659
TJX Cos.	37,597	959,851

		20,835,176

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	31,018	1,115,097
Jones Apparel Group, Inc.	9,534	298,224
Liz Claiborne, Inc.	8,704	302,203
NIKE, Inc., Class B	15,514	1,255,858
Reebok International, Ltd. (p)	4,297	253,480
VF Corp.	7,259	402,729

		3,627,591

CONSUMER STAPLES 9.3%
Beverages 2.1%
Anheuser-Busch Companies, Inc.	63,357	2,625,514
Brown-Forman Corp., Class B (p)	6,780	480,838
Coca-Cola Co.	168,924	6,990,075
Coca-Cola Enterprises, Inc.	24,732	488,210
Constellation Brands, Inc., Class A *	16,055	428,508
Molson Coors Brewing Co., Class B (p)	4,608	288,000
Pepsi Bottling Group, Inc.	11,189	324,481
PepsiCo, Inc.	135,408	7,742,629

		19,368,255

Food & Staples Retailing 2.3%
Albertsons, Inc.	30,096	756,914
Costco Wholesale Corp.	38,528	1,922,162

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing continued
Kroger Co. *	59,157	$1,088,489
Safeway, Inc.	36,668	859,498
SUPERVALU, Inc.	11,114	354,870
Sysco Corp.	50,623	1,553,114
Wal-Mart Stores, Inc.	203,871	9,400,492
Walgreen Co.	82,597	3,574,798
Whole Foods Market, Inc.	11,236	830,003

		22,184,909

Food Products 1.0%
Archer-Daniels-Midland Co.	53,306	1,679,139
Campbell Soup Co.	15,189	454,607
ConAgra Foods, Inc.	42,349	877,895
General Mills, Inc.	28,994	1,409,398
H.J. Heinz Co.	27,313	927,003
Hershey Co.	14,779	756,685
Kellogg Co.	20,960	899,184
McCormick & Co., Inc.	10,924	330,014
Sara Lee Corp.	61,986	1,133,104
Tyson Foods, Inc., Class A (p)	20,541	294,353
Wm. Wrigley Jr. Co.	14,643	936,566

		9,697,948

Household Products 2.3%
Clorox Co.	12,299	736,095
Colgate-Palmolive Co.	42,279	2,320,694
Kimberly-Clark Corp.	38,128	2,177,872
Procter & Gamble Co.	273,540	16,201,774

		21,436,435

Personal Products 0.2%
Alberto-Culver Co.	6,161	272,932
Avon Products, Inc.	37,410	1,059,451
Estee Lauder Companies, Inc., Class A	9,861	359,631

		1,692,014

Tobacco 1.4%
Altria Group, Inc.	169,944	12,293,749
Reynolds American, Inc. (p)	6,977	705,584
UST, Inc.(p)	13,349	519,810

		13,519,143

ENERGY 10.3%
Energy Equipment & Services 2.1%
Baker Hughes, Inc.	27,898	2,160,421
BJ Services Co.	26,307	1,065,170
Halliburton Co.	41,853	3,329,406

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
Nabors Industries, Ltd. *	12,896	$1,047,800
National Oilwell Varco, Inc. *	14,225	1,082,096
Noble Corp.	11,174	898,837
Rowan Companies, Inc.(p)	8,921	399,928
Schlumberger, Ltd.	48,076	6,127,286
Transocean, Inc. *	26,938	2,186,019
Weatherford International, Ltd. *	28,371	1,270,453

		19,567,416

Oil, Gas & Consumable Fuels 8.2%
Amerada Hess Corp.	6,530	1,010,844
Anadarko Petroleum Corp.	19,358	2,087,179
Apache Corp.	26,874	2,029,793
Burlington Resources, Inc.	30,852	2,815,553
Chevron Corp.	183,215	10,879,307
ConocoPhillips	113,240	7,326,628
Devon Energy Corp.	36,260	2,473,295
El Paso Corp. (p)	53,809	724,269
EOG Resources, Inc.	19,716	1,666,791
Exxon Mobil Corp.	507,814	31,865,328
Kerr-McGee Corp.	9,466	1,044,952
Kinder Morgan, Inc. (p)	8,588	826,595
Marathon Oil Corp.	29,909	2,299,105
Murphy Oil Corp.	13,476	768,132
Occidental Petroleum Corp.	35,111	3,430,696
Sunoco, Inc.	11,109	1,057,577
Valero Energy Corp.	50,325	3,141,790
Williams Cos.	46,764	1,114,854
XTO Energy, Inc.	29,641	1,454,780

		78,017,468

FINANCIALS 20.8%
Capital Markets 3.3%
Ameriprise Financial, Inc.	20,076	816,892
Bank of New York Co.	62,858	1,999,513
Bear Stearns Cos.	9,248	1,169,502
Charles Schwab Corp.	84,187	1,245,126
E*TRADE Financial Corp. *	33,385	794,229
Federated Investors, Inc., Class B	6,911	266,834
Franklin Resources, Inc.	12,115	1,193,328
Goldman Sachs Group, Inc.	36,790	5,196,588
Janus Capital Group, Inc.	17,603	367,727
Lehman Brothers Holdings, Inc.	21,864	3,070,799
Mellon Financial Corp.	34,123	1,203,518
Merrill Lynch & Co., Inc.	74,996	5,629,950
Morgan Stanley	87,970	5,405,756

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Northern Trust Corp.	15,140	$790,459
State Street Corp.	26,761	1,617,970
T. Rowe Price Group, Inc.	10,666	815,202

		31,583,393

Commercial Banks 5.7%
AmSouth Bancorp	28,446	785,394
Bank of America Corp.	379,061	16,765,876
BB&T Corp.	44,257	1,727,793
Comerica, Inc.	13,488	748,179
Compass Bancshares, Inc.	10,164	495,190
Fifth Third Bancorp	45,282	1,701,245
First Horizon National Corp. (p)	10,283	389,417
Huntington Bancshares, Inc.	18,623	432,054
KeyCorp	33,280	1,177,779
M&T Bank Corp.	6,511	705,141
Marshall & Ilsley Corp.	17,069	715,874
National City Corp.	44,980	1,537,417
North Fork Bancorp	38,821	998,476
PNC Financial Services Group, Inc.	23,849	1,546,846
Regions Financial Corp.(p)	37,371	1,239,970
SunTrust Banks, Inc.	29,494	2,107,346
Synovus Financial Corp.	25,488	705,253
U.S. Bancorp	148,233	4,433,649
Wachovia Corp. °	126,780	6,951,348
Wells Fargo & Co.	136,473	8,510,456
Zions Bancorp	8,522	673,835

		54,348,538

Consumer Finance 1.0%
American Express Co.	101,335	5,315,021
Capital One Financial Corp.	24,443	2,036,102
SLM Corp.	34,057	1,905,829

		9,256,952

Diversified Financial Services 3.6%
CIT Group, Inc.	16,304	869,655
Citigroup, Inc.	412,867	19,231,345
JPMorgan Chase & Co.	285,561	11,351,050
Moody’s Corp.	20,251	1,282,293
Principal Financial Group, Inc.	22,863	1,078,219

		33,812,562

Insurance 4.7%
ACE, Ltd.	26,305	1,440,199
AFLAC, Inc.	40,835	1,917,203
Allstate Corp.	52,936	2,755,319

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Ambac Financial Group, Inc.	8,584	$659,337
American International Group, Inc.	211,829	13,866,326
AON Corp.	26,117	893,724
Chubb Corp.	16,315	1,539,320
Cincinnati Financial Corp.	14,258	649,309
Genworth Financial, Inc., Class A	30,737	1,006,944
Hartford Financial Services Group, Inc.	24,514	2,015,786
Jefferson-Pilot Corp.	10,938	638,014
Lincoln National Corp.	14,138	770,945
Loews Corp.	11,066	1,092,104
Marsh & McLennan Cos.	44,453	1,350,927
MBIA, Inc. (p)	10,941	673,528
MetLife, Inc.	61,802	3,099,988
Progressive Corp.	16,098	1,690,934
Prudential Financial, Inc.	41,213	3,104,987
SAFECO Corp.	10,082	526,785
St. Paul Travelers Companies, Inc.	56,511	2,564,469
Torchmark Corp. (p)	8,469	475,111
UnumProvident Corp. (p)	24,322	494,466
XL Capital, Ltd., Class A	14,230	962,802

		44,188,527

Real Estate 0.8%
Apartment Investment & Management Co. REIT	7,810	332,081
Archstone-Smith Trust REIT	17,301	810,725
Equity Office Properties Trust REIT	33,148	1,054,769
Equity Residential REIT	23,517	997,356
Plum Creek Timber Co., Inc. REIT	15,021	554,876
Prologis REIT	19,872	1,017,844
Public Storage, Inc. REIT	6,748	489,702
Simon Property Group, Inc. REIT	15,216	1,260,494
Vornado Realty Trust REIT	9,635	851,156

		7,369,003

Thrifts & Mortgage Finance 1.7%
Countrywide Financial Corp.	48,736	1,629,732
Fannie Mae	78,991	4,576,739
Freddie Mac	56,393	3,826,829
Golden West Financial Corp.	20,798	1,468,755
MGIC Investment Corp.	7,405	488,804
Sovereign Bancorp, Inc.	29,148	635,426
Washington Mutual, Inc.	80,526	3,407,860

		16,034,145

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 13.2%
Biotechnology 1.5%
Amgen, Inc. *	100,734	$7,342,501
Applera Corp. - Applied Biosystems Group (p)	15,336	434,622
Biogen Idec, Inc. *	27,699	1,239,530
Chiron Corp. *	8,926	407,026
Genzyme Corp. *	21,074	1,494,989
Gilead Sciences, Inc. *	37,371	2,274,773
MedImmune, Inc. *	20,081	685,164

		13,878,605

Health Care Equipment & Supplies 2.1%
Bausch & Lomb, Inc. -	4,388	296,409
Baxter International, Inc.	50,894	1,875,444
Becton, Dickinson & Co.	20,569	1,332,871
Biomet, Inc.	20,327	768,564
Boston Scientific Corp. *	48,153	1,053,106
C.R. Bard, Inc.	8,558	542,748
Fisher Scientific International, Inc. *	10,008	669,235
Guidant Corp.	27,078	1,992,941
Hospira, Inc. *	13,127	587,433
Medtronic, Inc.	98,716	5,574,493
Millipore Corp. *	4,250	292,315
PerkinElmer, Inc.	10,674	242,727
St. Jude Medical, Inc. *	29,917	1,469,822
Stryker Corp.	23,797	1,187,470
Thermo Electron Corp. *	13,235	445,226
Waters Corp. *	9,032	378,892
Zimmer Holdings, Inc. *	20,221	1,394,238

		20,103,934

Health Care Providers & Services 3.1%
Aetna, Inc.	23,342	2,259,506
AmerisourceBergen Corp.	17,018	742,666
Cardinal Health, Inc.	34,948	2,517,654
Caremark Rx, Inc. *	36,706	1,809,606
CIGNA Corp.	10,265	1,248,224
Coventry Health Care, Inc. *	13,258	789,779
Express Scripts, Inc. *	11,885	1,084,982
HCA, Inc.	34,596	1,697,972
Health Management Associates, Inc.	20,173	424,037
Humana, Inc. *	13,285	740,904
IMS Health, Inc. (p)	18,909	465,161
Laboratory Corporation of America Holdings *	10,848	636,235
Manor Care, Inc.	6,457	252,469
McKesson Corp.	25,109	1,330,777
Medco Health Solutions, Inc. *	25,100	1,357,910
Patterson Companies, Inc. *	11,285	389,671

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Quest Diagnostics, Inc.	13,524	$668,491
Tenet Healthcare Corp. *	38,309	278,506
UnitedHealth Group, Inc.	111,298	6,613,327
WellPoint, Inc. *	53,859	4,136,371

		29,444,248

Pharmaceuticals 6.5%
Abbott Laboratories	126,597	5,462,660
Allergan, Inc.	10,741	1,250,252
Bristol-Myers Squibb Co. (p)	159,673	3,638,948
Eli Lilly & Co.	92,761	5,252,128
Forest Laboratories, Inc. *	27,568	1,275,847
Johnson & Johnson	242,786	13,969,906
King Pharmaceuticals, Inc. *	19,733	369,994
Merck & Co., Inc.	178,452	6,156,594
Mylan Laboratories, Inc. (p)	17,840	351,448
Pfizer, Inc.	601,585	15,448,703
Schering-Plough Corp.	120,612	2,309,720
Watson Pharmaceuticals, Inc. * (p)	8,277	273,886
Wyeth	109,543	5,066,364

		60,826,450

INDUSTRIALS 11.0%
Aerospace & Defense 2.2%
Boeing Co.	65,881	4,500,331
General Dynamics Corp.	16,428	1,911,562
Goodrich Corp.	10,031	394,920
Honeywell International, Inc.	68,778	2,642,451
L-3 Communications Holdings, Inc.	9,804	794,320
Lockheed Martin Corp.	29,181	1,974,095
Northrop Grumman Corp.	28,996	1,801,522
Raytheon Co.	36,457	1,493,643
Rockwell Collins Corp.	14,099	661,525
United Technologies Corp.	83,133	4,852,473

		21,026,842

Air Freight & Logistics 1.0%
FedEx Corp.	24,731	2,501,541
Ryder System, Inc.	5,237	234,094
United Parcel Service, Inc., Class B	90,061	6,746,469

		9,482,104

Airlines 0.1%
Southwest Airlines Co.	56,932	937,101

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Building Products 0.2%
American Standard Companies, Inc.	14,920	$537,120
Masco Corp.	34,587	1,025,504

		1,562,624

Commercial Services & Supplies 0.7%
Allied Waste Industries, Inc. * (p)	17,813	161,920
Avery Dennison Corp.	9,015	538,556
Cendant Corp.	83,600	1,399,464
Cintas Corp.	11,240	478,824
Equifax, Inc.	10,599	406,154
Monster Worldwide, Inc. *	10,046	428,562
Pitney Bowes, Inc.	18,617	795,691
R.R. Donnelley & Sons Co.	17,734	578,128
Robert Half International, Inc.	13,899	507,731
Waste Management, Inc.	45,036	1,422,237

		6,717,267

Construction & Engineering 0.1%
Fluor Corp.	7,086	623,214

Electrical Equipment 0.5%
American Power Conversion Corp.	14,027	332,440
Cooper Industries, Inc., Class A	7,477	610,497
Emerson Electric Co.	33,527	2,596,666
Rockwell Automation, Inc.	14,619	965,877

		4,505,480

Industrial Conglomerates 4.0%
3M Co.	62,019	4,511,882
General Electric Co.	862,312	28,240,718
Textron, Inc.	10,803	912,422
Tyco International, Ltd.	164,287	4,279,676

		37,944,698

Machinery 1.4%
Caterpillar, Inc.	55,512	3,769,265
Cummins, Inc. (p)	3,821	371,783
Danaher Corp.	19,361	1,096,607
Deere & Co.	19,684	1,412,524
Dover Corp.	16,540	759,682
Eaton Corp.	12,078	799,564
Illinois Tool Works, Inc.	16,711	1,408,570
Ingersoll-Rand Co., Ltd., Class A	27,000	1,060,290
ITT Industries, Inc.	7,536	772,440
Navistar International Corp. * (p)	5,035	136,952
Paccar, Inc.	13,816	961,593
Pall Corp. (p)	10,167	292,810

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Parker Hannifin Corp.	9,774	$740,576

		13,582,656

Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	30,475	2,441,657
CSX Corp.	17,729	949,034
Norfolk Southern Corp.	33,168	1,653,093
Union Pacific Corp.	21,622	1,912,682

		6,956,466

Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	6,204	440,050

INFORMATION TECHNOLOGY 15.1%
Communications Equipment 2.9%
ADC Telecommunications, Inc. * (p)	9,508	241,123
Andrew Corp. *	13,258	171,956
Avaya, Inc. * (p)	34,176	360,557
Ciena Corp. * (p)	47,168	188,672
Cisco Systems, Inc. *	501,297	9,309,085
Comverse Technology, Inc. *	16,486	451,552
Corning, Inc. *	124,371	3,028,434
JDS Uniphase Corp. * (p)	134,854	422,093
Lucent Technologies, Inc. *(p)	362,747	957,652
Motorola, Inc.	203,275	4,616,375
QUALCOMM, Inc.	134,183	6,435,417
Scientific-Atlanta, Inc.	12,532	535,868
Tellabs, Inc. *	36,598	468,088

		27,186,872

Computers & Peripherals 3.7%
Apple Computer, Inc. *	68,779	5,193,502
Dell, Inc. *	192,072	5,629,630
EMC Corp. *	195,106	2,614,420
Gateway, Inc. * (p)	21,621	58,809
Hewlett-Packard Co.	233,814	7,290,321
International Business Machines Corp.	128,905	10,479,976
Lexmark International, Inc., Class A *	9,471	460,006
NCR Corp. *	14,984	556,656
Network Appliance, Inc. *	30,368	947,482
QLogic Corp. *	6,567	260,513
Sun Microsystems, Inc. *	278,639	1,253,876

		34,745,191

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	33,550	1,137,680
Jabil Circuit, Inc. *	14,199	573,640

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments continued
Molex, Inc.	11,715	$354,379
Sanmina-SCI Corp. *	42,896	180,592
Solectron Corp. *	74,560	284,819
Symbol Technologies, Inc.	20,482	252,953
Tektronix, Inc.	6,806	200,777

		2,984,840

Internet Software & Services 0.4%
Yahoo!, Inc. *	103,048	3,538,668

IT Services 1.0%
Affiliated Computer Services, Inc., Class A * (p)	10,143	634,952
Automatic Data Processing, Inc.	47,057	2,067,685
Computer Sciences Corp. *	15,099	765,519
Convergys Corp. *	11,424	196,493
Electronic Data Systems Corp.	42,563	1,072,162
First Data Corp.	62,355	2,812,210
Fiserv, Inc. *	15,057	662,207
Paychex, Inc.	27,218	989,374
Sabre Holdings Corp., Class A	10,710	262,395
Unisys Corp. * (p)	27,851	186,323

		9,649,320

Office Electronics 0.1%
Xerox Corp. *	78,379	1,121,604

Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc. *	32,976	1,380,375
Altera Corp. *	29,581	571,209
Analog Devices, Inc.	29,937	1,190,594
Applied Materials, Inc.	132,412	2,522,449
Applied Micro Circuits Corp. *	24,382	80,217
Broadcom Corp., Class A *	23,602	1,609,656
Freescale Semiconductor, Inc., Class B *	33,493	845,698
Intel Corp.	492,031	10,465,499
KLA-Tencor Corp.	16,111	837,450
Linear Technology Corp.	24,872	925,487
LSI Logic Corp. *	31,967	292,498
Maxim Integrated Products, Inc.	26,753	1,097,943
Micron Technology, Inc. * (p)	50,435	740,386
National Semiconductor Corp.	28,047	791,206
Novellus Systems, Inc. *	10,885	308,590
NVIDIA Corp. *	13,970	628,091
PMC-Sierra, Inc. * (p)	14,954	141,465
Teradyne, Inc. *	16,069	279,922
Texas Instruments, Inc.	132,050	3,859,822
Xilinx, Inc.	28,443	800,955

		29,369,512

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 3.6%
Adobe Systems, Inc.	49,066	$1,948,902
Autodesk, Inc.	18,836	764,553
BMC Software, Inc. *	17,652	390,109
Citrix Systems, Inc. *	14,392	443,849
Computer Associates International, Inc.	37,449	1,022,358
Compuware Corp. *	31,620	260,549
Electronic Arts, Inc. *	24,530	1,338,847
Intuit, Inc. *	14,441	755,698
Microsoft Corp.	747,098	21,030,809
Novell, Inc. * (p)	31,175	303,644
Oracle Corp. *	306,924	3,858,035
Parametric Technology Corp. *	22,224	139,122
Siebel Systems, Inc. *	43,180	458,140
Symantec Corp. *	88,260	1,622,219

		34,336,834

MATERIALS 3.0%
Chemicals 1.5%
Air Products & Chemicals, Inc.	18,109	1,117,144
Ashland, Inc. (p)	5,857	386,093
Dow Chemical Co.	78,764	3,331,717
E.I. DuPont de Nemours & Co.	75,031	2,937,464
Eastman Chemical Co.	6,650	320,596
Ecolab, Inc.(p)	15,044	538,726
Engelhard Corp.	9,786	394,376
Hercules, Inc. *	9,202	107,755
International Flavors & Fragrances, Inc.	6,595	217,371
Monsanto Co.	21,911	1,853,890
PPG Industries, Inc.	13,631	811,044
Praxair, Inc.	26,303	1,385,642
Rohm & Haas Co.	11,753	598,228
Sigma-Aldrich Corp. (p)	5,487	355,997

		14,356,043

Construction Materials 0.1%
Vulcan Materials Co.	8,311	597,395

Containers & Packaging 0.2%
Ball Corp.	8,491	343,885
Bemis Co., Inc.	8,594	262,289
Pactiv Corp. *	11,694	260,075
Sealed Air Corp. *	6,643	367,159
Temple-Inland, Inc.	9,159	429,557

		1,662,965

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 0.9%
Alcoa, Inc.	71,019	$2,237,099
Allegheny Technologies, Inc.(p)	6,940	359,839
Freeport-McMoRan Copper & Gold, Inc., Class B	15,020	965,035
Newmont Mining Corp.	36,463	2,253,413
NuCor Corp.	12,700	1,069,721
Phelps Dodge Corp.	8,288	1,330,224
United States Steel Corp.(p)	9,253	552,867

		8,768,198

Paper & Forest Products 0.3%
International Paper Co.	40,030	1,306,179
Louisiana-Pacific Corp.	8,632	254,212
MeadWestvaco Corp.	14,809	395,252
Weyerhaeuser Co.	19,851	1,384,806

		3,340,449

TELECOMMUNICATION SERVICES 3.1%
Diversified Telecommunication Services 2.3%
AT&T, Inc.	318,804	8,272,964
BellSouth Corp.	149,235	4,293,491
CenturyTel, Inc.	10,690	355,977
Citizens Communications Co.	27,250	334,357
Qwest Communications International, Inc. * (p)	125,990	758,460
Verizon Communications, Inc.	238,492	7,550,657

		21,565,906

Wireless Telecommunication Services 0.8%
Alltel Corp.	31,250	1,875,938
Sprint Nextel Corp.	241,116	5,519,145

		7,395,083

UTILITIES 3.3%
Electric Utilities 1.6%
Allegheny Energy, Inc. *	13,291	462,394
American Electric Power Co., Inc.	32,129	1,199,054
Cinergy Corp.	16,276	707,192
Edison International	26,590	1,165,174
Entergy Corp.	16,933	1,177,013
Exelon Corp.	54,453	3,126,691
FirstEnergy Corp.	26,918	1,348,592
FPL Group, Inc.	32,224	1,346,641
Pinnacle West Capital Corp.(p)	8,079	344,246
PPL Corp.	31,023	934,723
Progress Energy, Inc.(p)	20,538	895,868
Southern Co.(p)	60,514	2,105,887

		14,813,475

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 0.0%
Nicor, Inc.(p)	3,605	$147,444
Peoples Energy Corp. (p)	3,113	115,866

		263,310

Independent Power Producers & Energy Traders 0.6%
AES Corp. *	53,306	908,334
Constellation Energy Group, Inc.	14,566	848,761
Duke Energy Corp.	75,699	2,146,067
Dynegy, Inc., Class A * (p)	24,587	135,228
TXU Corp.	39,404	1,995,419

		6,033,809

Multi-Utilities 1.1%
Ameren Corp. (p)	16,671	846,220
CenterPoint Energy, Inc. (p)	25,308	323,436
CMS Energy Corp. *	17,962	259,910
Consolidated Edison, Inc. (p)	19,991	939,777
Dominion Resources, Inc.	28,341	2,140,596
DTE Energy Co.	14,512	612,406
KeySpan Corp. (p)	14,230	511,142
NiSource, Inc. (p)	22,249	456,772
PG&E Corp. (p)	28,001	1,044,717
Public Service Enterprise Group, Inc.	20,459	1,424,355
Sempra Energy	20,981	1,008,137
TECO Energy, Inc. (p)	16,983	290,070
Xcel Energy, Inc. (p)	32,880	638,530

		10,496,068

Total Common Stocks (cost $538,027,412)		943,414,203

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 3.7%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills, 4.09%, 04/06/2006 †ƒ	$ 1,000,000	992,738

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 3.6%
Evergreen Institutional Money Market Fund ø	1,198,720	$1,198,720
Navigator Prime Portfolio (p)(p)	32,957,851	32,957,851

		34,156,571

Total Short-Term Investments (cost $35,149,309)		35,149,309

Total Investments (cost $573,176,721) 103.5%		978,563,512
Other Assets and Liabilities (3.5%)		(33,438,282)

Net Assets 100.0%		$945,125,230

(p)	All or a portion of this security is on loan.
*	Non-income producing security
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $3,064,965 at January 31, 2006. The Fund earned $137,624 of income from Wachovia Corporation during the six months ended
January 31, 2006, which is included in income from affiliates.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)(p)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of January 31, 2006:

Financials	20.8%
Information Technology	15.2%
Health Care	13.2%
Industrials	11.0%
Consumer Discretionary	10.7%
Energy	10.3%
Consumer Staples	9.3%
Utilities	3.4%
Telecommunication Services	3.1%
Materials	3.0%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $568,913,036)
including $31,867,134 of securities loaned	$970,413,444
Investments in affiliates, at value (cost $4,263,685)	8,150,068

Total investments	978,563,512
Receivable for Fund shares sold	1,031,269
Dividends receivable	816,899
Receivable for securities lending income	2,168
Receivable from investment advisor	798
Prepaid expenses and other assets	57,387

Total assets	980,472,033

Liabilities
Payable for securities purchased	217,613
Payable for Fund shares redeemed	1,996,319
Payable for securities on loan	32,957,851
Payable for daily variation margin on open futures contracts	17,045
Due to custodian bank	1,819
Distribution Plan expenses payable	11,960
Due to other related parties	4,532
Accrued expenses and other liabilities	139,664

Total liabilities	35,346,803

Net assets	$945,125,230

Net assets represented by
Paid-in capital	$616,238,017

Undistributed net investment income	295,101
Accumulated net realized losses on investments	(76,823,017)
Net unrealized gains on investments	405,415,129

Total net assets	$945,125,230

Net assets consists of
Class A	$260,418,364
Class B	173,635,467
Class C	191,148,491
Class I	304,463,584
Class IS	15,459,324

Total net assets	$945,125,230

Shares outstanding (unlimited number of shares authorized)
Class A	5,440,053
Class B	3,648,416
Class C	4,011,057
Class I	6,355,117
Class IS	322,933

Net asset value per share
Class A	$47.87
Class A — Offering price (based on sales charge of 4.75%)	$50.26
Class B	$47.59
Class C	$47.66
Class I	$47.91
Class IS	$47.87

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2006 (unaudited)

Investment income
Dividends	$8,769,273
Income from affiliates	252,101
Securities lending	22,686
Interest	19,448

Total investment income	9,063,508

Expenses
Advisory fee	1,546,837
Distribution Plan expenses
Class A	370,319
Class B	894,205
Class C	970,824
Class IS	18,551
Administrative services fee	480,706
Transfer agent fees	965,584
Trustees’ fees and expenses	6,848
Printing and postage expenses	58,135
Custodian and accounting fees	125,905
Registration and filing fees	39,770
Professional fees	22,437
Interest expense	1,206
Other	56,040

Total expenses	5,557,367
Less: Expense reductions	(7,404)
Fee waivers and expense reimbursements	(1,817,712)

Net expenses	3,732,251

Net investment income	5,331,257

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	12,096,545
Futures contracts	507,619

Net realized gains on investments	12,604,164
Net change in unrealized gains or losses on investments	21,720,609

Net realized and unrealized gains or losses on investments	34,324,773

Net increase in net assets resulting from operations	$39,656,030

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2006		Year Ended
	(unaudited)		July 31, 2005

Operations
Net investment income		$5,331,257		$14,220,708
Net realized gains on investments		12,604,164		14,427,151
Net change in unrealized gains or
losses on investments		21,720,609		100,573,808

Net increase in net assets resulting
from operations		39,656,030		129,221,667

Distributions to shareholders from
Net investment income
Class A		(1,540,730)		(3,972,251)
Class B		(499,467)		(1,614,607)
Class C		(545,054)		(1,653,523)
Class I		(2,195,197)		(6,698,209)
Class IS		(86,793)		(237,566)

Total distributions to shareholders		(4,867,241)		(14,176,156)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	428,367	19,794,341	1,668,875	73,034,160
Class B	69,407	3,200,588	297,859	12,917,206
Class C	146,273	6,713,226	665,213	28,944,493
Class I	289,545	13,395,033	986,821	43,301,124
Class IS	14,301	685,894	26,947	1,178,012

		43,789,082		159,374,995

Net asset value of shares issued in
reinvestment of distributions
Class A	30,153	1,392,239	83,510	3,662,846
Class B	9,607	443,096	32,989	1,439,533
Class C	7,867	363,260	25,678	1,122,566
Class I	20,409	942,322	69,441	3,040,373
Class IS	1,737	80,210	5,014	219,748

		3,221,127		9,485,066

Automatic conversion of Class B shares to
Class A shares
Class A	66,894	3,163,797	171,283	7,509,749
Class B	(67,259)	(3,163,797)	(172,191)	(7,509,749)

		0		0

Payment for shares redeemed
Class A	(841,578)	(39,043,953)	(2,107,467)	(92,640,361)
Class B	(421,761)	(19,393,109)	(1,005,823)	(43,753,155)
Class C	(468,047)	(21,596,832)	(1,220,471)	(53,086,960)
Class I	(1,025,838)	(47,560,416)	(3,500,859)	(154,129,997)
Class IS	(18,521)	(849,714)	(80,173)	(3,538,327)

		(128,444,024)		(347,148,800)

Net decrease in net assets resulting from
capital share transactions		(81,433,815)		(178,288,739)

Total decrease in net assets		(46,645,026)		(63,243,228)
Net assets
Beginning of period		991,770,256	1,055,013,484

End of period	$ 945,125,230		$ 991,770,256

Undistributed (overdistributed) net
investment income		$295,101		$(168,915)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Equity Index Fund (the “Fund”) is a diversified series of Evergreen Select Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.32% and declining to 0.25% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2006, EIMC waived its advisory fee in the amount of $1,546,837 and reimbursed other expenses in the amount of $227,770. In addition, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $43,105.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.20% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for each of Class A and Class IS shares and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to December 1, 2005, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the six months ended January 31, 2006, EIS received $9,872 from the sale of Class A shares and $212,584 and $7,200 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $32,090,429 and $106,268,162, respectively, for the six months ended January 31, 2006.

At January 31, 2006, the Fund had open long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	January 31, 2006	Gain

March 2006	7 S&P 500	$2,217,962	$2,246,300	$28,338

During the six months ended January 31, 2006, the Fund loaned securities to certain brokers. At January 31, 2006, the value of securities on loan and the value of collateral amounted to $31,867,134 and $32,957,851, respectively.

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $584,797,898. The gross unrealized appreciation and depreciation on securities based on tax cost was $446,072,339 and $52,306,725, respectively, with a net unrealized appreciation of $393,765,614.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of July 31, 2005, the Fund had $78,867,547 in capital loss carryovers for federal income tax purposes with $8,065,439 expiring in 2010, $38,182,977 expiring in 2011 and $32,619,131 expiring in 2012. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended January 31, 2006, the Fund had average borrowings outstanding of $25,456 (on an annualized basis) at an average rate of 4.74% and paid interest of $1,206.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

11. SUBSEQUENT DISTRIBUTIONS

On March 16, 2005, the Fund declared distributions from net investment income to shareholders of record on March 15, 2006. The per share amounts payable on March 17, 2006 are as follows:

Net Investment
Income

Class A	$0.1616
Class B	0.0642
Class C	0.0671
Class I	0.1925
Class IS	0.1617

These distributions are not reflected in the accompanying financial statements.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research

ADDITIONAL INFORMATION (unaudited) continued

services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreement and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the second quintile over the recently completed one-year period, in the third quin-tile (and above the median) over the recently completed three-year period, and in the first quintile over the recently completed five-year period.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was substantially below the median of fees paid by comparable funds.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

ADDITIONAL INFORMATION (unaudited) continued

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented a breakpoint in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoint as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

565220 rv3 3/2006

Evergreen Strategic Value Fund

Evergreen

STRATEGIC VALUE FUND

Semiannual Report
as of January 31, 2006

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
27	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Strategic Value Fund, which covers the six-month period ended January 31, 2006.

The past six months proved to be yet another challenging period for the equity markets. Uncertainty about the economy, monetary policy, and energy prices led to concerns about corporate profits and inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these issues converged at various times to increase market volatility. Fortunately, as the investment period progressed, the economy proved resilient and earnings continued to exceed expectations. By focusing on the solid fundamentals supporting growth, rather than the periodic bouts of volatility, Evergreen’s equity teams were able to provide our clients in these uncertain times with the disciplined approach necessary for the management of their long-term portfolios.

The investment period began with expectations for a moderation in U.S. economic growth. After all, the rapid pace of growth experienced during the recovery had transitioned to the more normalized Gross Domestic Product (“GDP”) levels typically associated with economic expansion. Energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated pricing concerns and long-term interest rates began to rise. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles in the waning months of 2005.

1

LETTER TO SHAREHOLDERS continued

Perhaps recognizing the strength in GDP and the attendant inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” and continued to raise their target for the federal funds rate by 25 basis points at the conclusion of each policy meeting. Since rates had been low for such a lengthy period, Evergreen’s Investment Strategy Committee concluded that the central bank was simply attempting to remove stimulus, rather than restrict growth, for the U.S. economy. Fed Chairman Alan Greenspan remained very transparent in his public statements about the direction of monetary policy and long-term market interest rates responded, once again, by moving lower. Yet the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on its measured path for monetary policy.

Low long-term market yields improved the relative attractiveness of equities during the investment period. The solid growth in GDP translated into better than expected profits, further supporting equities, especially during their late 2005 rally. Throughout it all, our equity analysts continued to identify companies with promising outlooks consistent with their investment styles. Positive earnings growth, solid balance sheets and strong cash flows attracted the most attention from our portfolio managers, while the improving trend for dividends enhanced the potential for total return in many of our equity portfolios.

2

LETTER TO SHAREHOLDERS continued

As always, we continue to recommend a fully diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

The Board of Trustees of the Evergreen funds, at a meeting held on March 15-16, 2006, approved a proposal to reorganize Evergreen Strategic Value Fund (the “Fund”) into Evergreen Disciplined Value Fund (“Disciplined Value Fund”) and have submitted that proposal for the approval of the Fund’s shareholders. If the shareholders of the Fund approve the proposal, all of the assets of the Fund will be transferred to Disciplined Value Fund and the shareholders of the Fund will receive shares of Disciplined Value Fund in exchange for their Fund shares. Shareholders of record of the Fund as of March 31, 2006, are entitled to vote on the proposal at a special meeting of shareholders to be held on June 23, 2006. If approved, the reorganization is proposed to take place on or about June 26, 2006. Shareholders of the Fund will be mailed information detailing the proposal on or about May 5, 2006.

A preliminary prospectus/proxy statement relating to the reorganization has been filed with the SEC and is available free from SEC’s web site at www.sec.gov. Definitive materials are expected to be mailed to shareholders on or about May 5, 2006. Shareholders are urged to read the prospectus/proxy statement carefully. This document does not constitute an offer of any securities for sale.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/31/1981

	Class A	Class B	Class C	Class I	Class IS
Class inception date	3/27/2002	3/27/2002	3/27/2002	11/24/1997	3/11/1998

Nasdaq symbol	ESSAX	ESSBX	ESSCX	ESSIX	ESSSX

6-month return with sales
charge	-2.39%	-1.46%	2.23%	N/A	N/A

6-month return w/o sales
charge	3.55%	3.17%	3.16%	3.69%	3.59%

Average annual return*

1-year with sales charge	2.61%	3.28%	7.13%	N/A	N/A

1-year w/o sales charge	8.87%	8.12%	8.10%	9.18%	8.95%

5-year	1.51%	1.86%	2.22%	3.02%	2.77%

10-year	7.67%	8.05%	8.05%	8.47%	8.21%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. Historical performance shown for Classes I and IS prior to their inception is based on the fund’s predecessor common trust fund’s (CTF) performance, adjusted for the class’ respective mutual fund expenses. Classes A, B and C have been adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions imposed by such act. If the CTF had been registered, its performance might have been adversely affected.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Strategic Value Fund Class A shares, versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of January 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2005	1/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,035.51	$5.59
Class B	$ 1,000.00	$ 1,031.67	$9.17
Class C	$ 1,000.00	$ 1,031.58	$9.17
Class I	$ 1,000.00	$ 1,036.93	$4.06
Class IS	$ 1,000.00	$ 1,035.88	$5.34
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.71	$5.55
Class B	$ 1,000.00	$ 1,016.18	$9.10
Class C	$ 1,000.00	$ 1,016.18	$9.10
Class I	$ 1,000.00	$ 1,021.22	$4.02
Class IS	$ 1,000.00	$ 1,019.96	$5.30

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.09% for Class A, 1.79% for Class B, 1.79% for Class C, 0.79% for Class I and 1.04% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2006
CLASS A	(unaudited)	2005	2004	2003	2002[1,2]

Net asset value, beginning of period	$24.32	$21.63	$19.17	$17.78	$21.93

Income from investment operations
Net investment income (loss)	0.13	0.28	0.21	0.19	0.02[3]
Net realized and unrealized gains or losses on investments	0.70	2.70	2.46	1.39	(4.17)

Total from investment operations	0.83	2.98	2.67	1.58	(4.15)

Distributions to shareholders from
Net investment income	(0.12)	(0.29)	(0.21)	(0.19)	0
Net realized gains	(2.48)	0	0	0	0

Total distributions to shareholders	(2.60)	(0.29)	(0.21)	(0.19)	0

Net asset value, end of period	$22.55	$24.32	$21.63	$19.17	$17.78

Total return[4]	3.55%	13.87%	13.97%	8.98%	(18.92%)

Ratios and supplemental data
Net assets, end of period (thousands)	$1,877	$2,098	$1,803	$ 900	$ 59
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.09%[5]	1.09%	1.08%	1.08%	0.67%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.09%[5]	1.09%	1.08%	1.08%	0.67%[5]
Net investment income (loss)	1.08%[5]	1.20%	0.96%	1.01%	0.19%[5]
Portfolio turnover rate	57%	80%	61%	71%	39%

1 For the period from March 27, 2002 (commencement of class operations), to July 31, 2002.

2 Reflects a 10 for 1 stock split issued on April 26, 2002.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2006
CLASS B	(unaudited)	2005	2004	2003	2002[1,2]

Net asset value, beginning of period	$24.26	$21.59	$19.15	$17.75	$21.93

Income from investment operations
Net investment income (loss)	0.05	0.12	0.07	0.07	0[3]
Net realized and unrealized gains or losses on investments	0.69	2.69	2.45	1.42	(4.18)

Total from investment operations	0.74	2.81	2.52	1.49	(4.18)

Distributions to shareholders from
Net investment income	(0.06)	(0.14)	(0.08)	(0.09)	0
Net realized gains	(2.48)	0	0	0	0

Total distributions to shareholders	(2.54)	(0.14)	(0.08)	(0.09)	0

Net asset value, end of period	$22.46	$24.26	$21.59	$19.15	$17.75

Total return[4]	3.17%	13.07%	13.16%	8.43%	(19.06%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,351	$2,284	$1,783	$1,066	$ 199
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.79%[5]	1.79%	1.78%	1.80%	1.90%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.79%[5]	1.79%	1.78%	1.80%	1.90%[5]
Net investment income (loss)	0.37%[5]	0.51%	0.26%	0.32%	0.06%[5]
Portfolio turnover rate	57%	80%	61%	71%	39%

1 For the period from March 27, 2002 (commencement of class operations), to July 31, 2002.

2 Reflects a 10 for 1 stock split issued on April 26, 2002.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2006
CLASS C	(unaudited)	2005	2004	2003	2002[1,2]

Net asset value, beginning of period	$24.26	$21.58	$19.15	$17.76	$21.93

Income from investment operations
Net investment income (loss)	0.05[3]	0.12	0.07	0.07	0[3]
Net realized and unrealized gains or losses on investments	0.69	2.70	2.44	1.41	(4.17)

Total from investment operations	0.74	2.82	2.51	1.48	(4.17)

Distributions to shareholders from
Net investment income	(0.06)	(0.14)	(0.08)	(0.09)	0
Net realized gains	(2.48)	0	0	0	0

Total distributions to shareholders	(2.54)	(0.14)	(0.08)	(0.09)	0

Net asset value, end of period	$22.46	$24.26	$21.58	$19.15	$17.76

Total return[4]	3.16%	13.10%	13.13%	8.38%	(19.02%)

Ratios and supplemental data
Net assets, end of period (thousands)	$1,026	$1,599	$1,185	$ 656	$ 139
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.79%[5]	1.79%	1.78%	1.80%	1.82%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.79%[5]	1.79%	1.78%	1.80%	1.82%[5]
Net investment income (loss)	0.39%[5]	0.52%	0.26%	0.33%	(0.06%)[5]
Portfolio turnover rate	57%	80%	61%	71%	39%

1 For the period from March 27, 2002 (commencement of class operations), to July 31, 2002.

2 Reflects a 10 for 1 stock split issued on April 26, 2002.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2006						Year Ended
CLASS I	(unaudited)	2005	2004	2003	2002[1]	2001[1,2]	June 30, 2001[1]

Net asset value, beginning of period	$24.33	$ 21.63	$ 19.18	$17.76	$ 23.05	$ 23.00	$21.31

Income from investment operations
Net investment income (loss)	0.17	0.35	0.27	0.24	0.65[3]	0.02	0.23
Net realized and unrealized gains or losses
on investments	0.69	2.71	2.45	1.42	(5.52)	0.04	1.97

Total from investment operations	0.86	3.06	2.72	1.66	(4.87)	0.06	2.20

Distributions to shareholders from
Net investment income	(0.15)	(0.36)	(0.27)	(0.24)	(0.22)	(0.01)	(0.23)
Net realized gains	(2.48)	0	0	0	(0.20)	0	(0.28)

Total distributions to shareholders	(2.63)	(0.36)	(0.27)	(0.24)	(0.42)	(0.01)	(0.51)

Net asset value, end of period	$22.56	$ 24.33	$ 21.63	$19.18	$ 17.76	$ 23.05	$23.00

Total return	3.69%	14.25%	14.24%	9.46%	(21.40%)	0.28%	10.38%

Ratios and supplemental data
Net assets, end of period (thousands)	$511,443	$610,620	$743,224	$700,894	$732,110	$835,732	$815,097
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.79%[4]	0.79%	0.78%	0.80%	0.77%	0.76%[4]	0.75%
Expenses excluding waivers/reimbursements
and expense reductions	0.79%[4]	0.79%	0.78%	0.80%	0.77%	0.77%[4]	0.76%
Net investment income (loss)	1.39%[4]	1.55%	1.28%	1.36%	1.07%	0.78%[4]	1.01%
Portfolio turnover rate	57%	80%	61%	71%	39%	3%	38%

1 Reflects a 10 for 1 stock split issued on April 26, 2002.

2 For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended July 31,
	January 31, 2006						Year Ended
CLASS IS	(unaudited)	2005	2004	2003	2002[1]	2001[1,2]	June 30, 2001[1]

Net asset value, beginning of period	$24.32	$21.63	$19.17	$17.76	$23.04	$22.99	$21.32

Income from investment operations
Net investment income (loss)	0.13	0.29	0.21	0.20	0.54[3]	0	0.18
Net realized and unrealized gains or losses
on investments	0.70	2.70	2.47	1.41	(5.45)	0.05	1.94

Total from investment operations	0.83	2.99	2.68	1.61	(4.91)	0.05	2.12

Distributions to shareholders from
Net investment income	(0.12)	(0.30)	(0.22)	(0.20)	(0.17)	0	(0.17)
Net realized gains	(2.48)	0	0	0	(0.20)	0	(0.28)

Total distributions to shareholders	(2.60)	(0.30)	(0.22)	(0.20)	(0.37)	0	(0.45)

Net asset value, end of period	$22.55	$24.32	$21.63	$19.17	$17.76	$23.04	$22.99

Total return	3.59%	13.92%	14.03%	9.14%	(21.58%)	0.26%	10.06%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,514	$8,491	$8,341	$6,728	$5,765	$9,884	$10,093
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.04%[4]	1.04%	1.03%	1.05%	1.01%	1.01%[4]	1.01%
Expenses excluding waivers/reimbursements
and expense reductions	1.04%[4]	1.04%	1.03%	1.05%	1.02%	1.02%[4]	1.02%
Net investment income (loss)	1.13%[4]	1.27%	1.03%	1.10%	0.82%	0.54%[4]	0.75%
Portfolio turnover rate	57%	80%	61%	71%	39%	3%	38%

1 Reflects a 10 for 1 stock split issued on April 26, 2002.

2 For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS 99.8%
CONSUMER DISCRETIONARY 10.3%
Hotels, Restaurants & Leisure 1.0%
Darden Restaurants, Inc.	128,086	$5,207,977

Household Durables 1.3%
Black & Decker Corp.	41,484	3,580,069
Pulte Homes, Inc.	73,552	2,934,725

		6,514,794

Media 5.9%
Comcast Corp., Class A *	448,456	12,431,200
News Corp., Class A	440,115	6,936,213
Time Warner, Inc.	671,634	11,773,744

		31,141,157

Multi-line Retail 0.8%
J.C. Penney Co., Inc.	77,833	4,343,081

Specialty Retail 1.3%
Limited Brands, Inc.	292,549	6,921,709

CONSUMER STAPLES 6.1%
Beverages 0.8%
Coca-Cola Enterprises, Inc.	227,748	4,495,746

Food & Staples Retailing 1.5%
BJ’s Wholesale Club, Inc. *	122,716	3,944,092
Kroger Co. *	209,061	3,846,723

		7,790,815

Food Products 1.8%
General Mills, Inc.	140,671	6,838,017
Sara Lee Corp.	135,804	2,482,497

		9,320,514

Tobacco 2.0%
Altria Group, Inc.	147,163	10,645,771

ENERGY 14.5%
Energy Equipment & Services 1.1%
Helmerich & Payne, Inc.	74,749	5,857,332

Oil, Gas & Consumable Fuels 13.4%
Anadarko Petroleum Corp.	41,187	4,440,782
Chevron Corp.	167,445	9,942,884
ConocoPhillips	177,431	11,479,786
Devon Energy Corp.	102,081	6,962,945
Exxon Mobil Corp.	348,938	21,895,859
Marathon Oil Corp.	103,962	7,991,559
Valero Energy Corp.	120,100	7,497,843

		70,211,658

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 31.8%
Capital Markets 3.8%
Merrill Lynch & Co., Inc.	69,214	$5,195,895
Morgan Stanley	237,690	14,606,050

		19,801,945

Commercial Banks 6.5%
Bank of America Corp.	435,126	19,245,623
SunTrust Banks, Inc.	87,579	6,257,519
U.S. Bancorp	292,259	8,741,467

		34,244,609

Diversified Financial Services 9.2%
CIT Group, Inc.	98,745	5,267,059
Citigroup, Inc.	494,178	23,018,811
JPMorgan Chase & Co.	494,167	19,643,138

		47,929,008

Insurance 7.0%
ACE, Ltd.	87,686	4,800,809
Allstate Corp.	139,072	7,238,698
Fidelity National Financial, Inc.	112,971	4,458,965
First American Corp.	83,134	3,892,334
Hartford Financial Services Group, Inc.	66,269	5,449,300
MetLife, Inc.	81,927	4,109,458
St. Paul Travelers Companies, Inc.	151,658	6,882,240

		36,831,804

Real Estate 1.4%
Host Marriott Corp. REIT	173,485	3,461,026
HRPT Properties Trust REIT (p)	371,477	3,985,948

		7,446,974

Thrifts & Mortgage Finance 3.9%
Countrywide Financial Corp.	149,829	5,010,282
Freddie Mac	164,849	11,186,653
IndyMac Bancorp, Inc.	98,570	4,027,570

		20,224,505

HEALTH CARE 10.0%
Biotechnology 0.5%
Biogen Idec, Inc. *	58,499	2,617,830

Health Care Equipment & Supplies 1.3%
Boston Scientific Corp. *	297,382	6,503,744

Health Care Providers & Services 2.2%
CIGNA Corp.	27,570	3,352,512
Community Health Systems, Inc. *	84,231	3,065,166
McKesson Corp.	99,560	5,276,680

		11,694,358

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 6.0%
Johnson & Johnson	141,328	$8,132,013
Merck & Co., Inc.	180,339	6,221,696
Pfizer, Inc.	667,772	17,148,385

		31,502,094

INDUSTRIALS 8.0%
Aerospace & Defense 1.5%
Northrop Grumman Corp.	86,163	5,353,307
Precision Castparts Corp.	47,412	2,368,230

		7,721,537

Air Freight & Logistics 0.6%
Ryder System, Inc.	71,113	3,178,751

Commercial Services & Supplies 0.9%
Manpower, Inc.	91,750	4,938,902

Industrial Conglomerates 1.9%
General Electric Co.	302,951	9,921,645

Machinery 2.1%
Deere & Co.	47,282	3,392,956
Ingersoll-Rand Co., Ltd., Class A	115,713	4,544,050
Paccar, Inc.	46,525	3,238,140

		11,175,146

Road & Rail 1.0%
CSX Corp.	48,190	2,579,611
YRC Worldwide, Inc *	52,025	2,592,926

		5,172,537

INFORMATION TECHNOLOGY 4.7%
Communications Equipment 0.9%
Motorola, Inc.	195,998	4,451,115

Computers & Peripherals 1.2%
International Business Machines Corp.	77,216	6,277,661

IT Services 1.1%
Computer Sciences Corp. *	40,875	2,072,362
Fiserv, Inc. *	83,060	3,652,979

		5,725,341

Office Electronics 1.1%
Xerox Corp. *	398,839	5,707,386

Semiconductors & Semiconductor Equipment 0.4%
Maxim Integrated Products, Inc.	54,575	2,239,758

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 4.1%
Chemicals 0.7%
Eastman Chemical Co.	79,553	$3,835,250

Metals & Mining 3.4%
NuCor Corp. (p)	58,976	4,967,548
Phelps Dodge Corp.	44,581	7,155,251
United States Steel Corp. (p)	91,256	5,452,546

		17,575,345

TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	209,829	5,445,062
BellSouth Corp.	148,026	4,258,708
Verizon Communications, Inc.	170,777	5,406,800

		15,110,570

Wireless Telecommunication Services 1.1%
Sprint Nextel Corp.	257,237	5,888,155

UTILITIES 6.3%
Electric Utilities 3.2%
American Electric Power Co., Inc.	119,263	4,450,895
DPL, Inc. (p)	72,684	1,863,618
Edison International	120,056	5,260,854
FirstEnergy Corp.	103,059	5,163,256

		16,738,623

Gas Utilities 0.5%
UGI Corp.	122,349	2,626,833

Independent Power Producers & Energy Traders 1.0%
TXU Corp.	104,466	5,290,158

Multi-Utilities 1.6%
CenterPoint Energy, Inc. (p)	263,158	3,363,160
PG&E Corp.	139,668	5,211,013

		8,574,173

Total Common Stocks (cost $471,981,806)		523,396,311

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 2.6%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills, 3.88%, 03/23/2006 ƒ †	$ 350,000	348,114

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

January 31, 2006 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 2.5%
Evergreen Institutional Money Market Fund ø	1,221,743	$1,221,743
Navigator Prime Portfolio (pp)	11,934,035	11,934,035

		13,155,778

Total Short-Term Investments (cost $13,503,892)		13,503,892

Total Investments (cost $485,485,698) 102.4%		536,900,203
Other Assets and Liabilities (2.4%)		(12,689,857)

Net Assets 100.0%		$524,210,346

*	Non-income producing security
(p)	All or a portion of this security is on loan.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of January 31, 2006:
Financials	31.9%
Energy	14.5%
Consumer Discretionary	10.3%
Health Care	10.0%
Industrials	8.0%
Utilities	6.3%
Consumer Staples	6.2%
Information Technology	4.7%
Materials	4.1%
Telecommunication Services	4.0%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006 (unaudited)

Assets
Investments in securities, at value (cost $484,263,955) including $11,718,200 of securities loaned	$535,678,460
Investments in affiliated money market fund, at value (cost $1,221,743)	1,221,743

Total investments	536,900,203
Receivable for securities sold	133,523,619
Receivable for Fund shares sold	196,782
Dividends receivable	541,860
Receivable for securities lending income	742
Prepaid expenses and other assets	27,201

Total assets	671,190,407

Liabilities
Payable for securities purchased	134,522,073
Payable for Fund shares redeemed	423,342
Payable for securities on loan	11,934,035
Payable for daily variation margin on open futures contracts	10,213
Advisory fee payable	8,938
Distribution Plan expenses payable	160
Due to other related parties	2,607
Accrued expenses and other liabilities	78,693

Total liabilities	146,980,061

Net assets	$524,210,346

Net assets represented by
Paid-in capital	$460,283,214
Undistributed net investment income	347,549
Accumulated net realized gains on investments	12,133,957
Net unrealized gains on investments	51,445,626

Total net assets	$524,210,346

Net assets consists of
Class A	$1,876,565
Class B	2,351,086
Class C	1,025,523
Class I	511,442,992
Class IS	7,514,180

Total net assets	$524,210,346

Shares outstanding (unlimited number of shares authorized)
Class A	83,230
Class B	104,665
Class C	45,656
Class I	22,671,167
Class IS	333,246

Net asset value per share
Class A	$22.55
Class A — Offering price (based on sales charge of 5.75%)	$23.93
Class B	$22.46
Class C	$22.46
Class I	$22.56
Class IS	$22.55

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2006 (unaudited)

Investment income
Dividends	$6,051,400
Income from affiliate	145,437
Securities lending	7,373
Interest	1,547

Total investment income	6,205,757

Expenses
Advisory fee	1,765,956
Distribution Plan expenses
Class A	2,995
Class B	11,687
Class C	6,502
Class IS	10,166
Administrative services fee	283,260
Transfer agent fees	30,894
Trustees’ fees and expenses	4,336
Printing and postage expenses	29,609
Custodian and accounting fees	77,119
Registration and filing fees	31,408
Professional fees	16,461
Other	11,716

Total expenses	2,282,109
Less: Expense reductions	(4,874)

Net expenses	2,277,235

Net investment income	3,928,522

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	38,965,777
Futures contracts	55,760

Net realized gains on investments	39,021,537
Net change in unrealized gains or losses on investments	(23,666,839)

Net realized and unrealized gains or losses on investments	15,354,698

Net increase in net assets resulting from operations	$19,283,220

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2006		Year Ended
	(unaudited)		July 31, 2005

Operations
Net investment income		$3,928,522		$10,658,171
Net realized gains on investments		39,021,537		105,751,434
Net change in unrealized gains or losses
on investments		(23,666,839)		(23,285,771)

Net increase in net assets resulting from
operations		19,283,220		93,123,834

Distributions to shareholders from
Net investment income
Class A		(9,622)		(24,291)
Class B		(5,555)		(12,640)
Class C		(2,917)		(9,785)
Class I		(3,465,492)		(10,696,202)
Class IS		(42,309)		(108,060)
Net realized gains
Class A		(198,376)		0
Class B		(236,834)		0
Class C		(117,699)		0
Class I		(55,629,226)		0
Class IS		(815,854)		0

Total distributions to shareholders		(60,523,884)		(10,850,978)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	19,384	459,159	56,742	1,308,866
Class B	14,407	336,345	30,965	715,544
Class C	5,471	126,118	30,315	669,373
Class I	1,002,598	22,965,591	1,974,648	44,872,010
Class IS	52,815	1,264,584	160,887	3,714,572

		25,151,797		51,280,365

Net asset value of shares issued in
reinvestment of distributions
Class A	7,525	168,144	954	21,936
Class B	8,863	197,157	466	10,659
Class C	3,999	88,975	319	7,299
Class I	610,430	13,637,305	83,077	1,905,311
Class IS	29,157	651,301	2,862	65,728

		14,742,882		2,010,933

Automatic conversion of Class B shares to
Class A shares
Class A	696	16,213	2,434	55,845
Class B	(698)	(16,213)	(2,440)	(55,845)

		0		0

Payment for shares redeemed
Class A	(30,669)	(725,656)	(57,225)	(1,318,364)
Class B	(12,049)	(282,814)	(17,459)	(405,061)
Class C	(29,747)	(696,282)	(19,628)	(453,460)
Class I	(4,043,169)	(95,528,905)	(11,314,162)	(260,030,923)
Class IS	(97,921)	(2,302,740)	(200,174)	(4,601,143)

		(99,536,397)		(266,808,951)

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	January 31, 2006	Year Ended
	(unaudited)	July 31, 2005

Capital share transactions
(continued)
Net decrease in net assets resulting from
capital share transactions	$(59,641,718)	$(213,517,653)

Total decrease in net assets	(100,882,382)	(131,244,797)
Net assets
Beginning of period	625,092,728	756,337,525

End of period	$524,210,346	$625,092,728

Undistributed (overdistributed) net
investment income	$347,549	$(55,078)

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Strategic Value Fund (the “Fund”) is a diversified series of Evergreen Select Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.55% as average daily net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended January 31, 2006, EIS received $491 from the sale of Class A shares and $3,744 and $1,806 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $317,592,261 and $412,141,942, respectively, for the six months ended January 31, 2006.

At January 31, 2006, the Fund had open long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	January 31, 2006	Gain

March 2006	8 S&P 500 Index	$ 2,217,199	$ 2,246,300	$ 29,101
March 2006	6 E-mini S&P 500	383,060	385,080	2,020
Index

During the six months ended January 31, 2006, the Fund loaned securities to certain brokers. At January 31, 2006, the value of securities on loan and the value of collateral amounted to $11,718,200 and $11,934,035, respectively.

On January 31, 2006, the aggregate cost of securities for federal income tax purposes was $490,375,036. The gross unrealized appreciation and depreciation on securities based on tax cost was $62,092,297 and $15,567,130, respectively, with a net unrealized appreciation of $46,525,167.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2006, the Fund did not participate in the interfund lending program.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended January 31, 2006, the Fund had no borrowings under this agreement

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. SUBSEQUENT EVENT

At a regular meeting of the Board of Trustees held on March 15-16, 2006, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Evergreen Disciplined Value Fund, a series of Evergreen Equity Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Evergreen Disciplined Value Fund.

A special meeting of shareholders of the Fund will be held on June 23, 2006 to consider and vote on the Plan. If approved, the reorganization will take place on or about June 26, 2006. Shareholders of record on March 31, 2006 will be mailed materials for this meeting on or about May 5, 2006.

13. SUBSEQUENT DISTRIBUTION(S)

On March 16, 2006, the Fund declared distributions from net investment income to shareholders of record on March 15, 2006. The per share amounts payable on March 17, 2006 are as follows:

Net
Investment
Income

Class A	$ 0.0805
Class B	0.0399
Class C	0.0407
Class I	0.0983
Class IS	0.0838

These distributions are not reflected in the accompanying financial statements.

26

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

27

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The Board also considered information regarding the rates at which other clients of EIMC or its affiliates pay advisory fees for comparable services. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees also considered information regarding the investment performance of other investment accounts managed by EIMC and its affiliates with comparable investment programs to those of one or more funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the

28

ADDITIONAL INFORMATION (unaudited) continued

Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreement and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class I shares of the Fund (the Fund’s oldest share class) had performed in the third quintile over recently completed one-, three-, and five-year periods. The Trustees also noted that EIMC was actively seeking to identify additional expertise in the large cap value sector to help enhance the Fund’s future performance.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class I shares was below the median of fees paid by comparable funds.

29

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered information regarding the fees paid to EIMC by other clients, including, where applicable, mutual funds advised by EIMC or an affiliate or private accounts or pools managed by EIMC. Fees charged by EIMC to those other clients were generally lower than those charged to the Fund. EIMC explained that compliance, reporting, and other legal burdens of providing investment advice to mutual funds exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans. In addition, EIMC pointed out that there is substantially greater legal and other risk to EIMC and its affiliates from managing public mutual funds than in managing private accounts. The Trustees also considered the investment performance of those other accounts managed by EIMC and its affiliates and noted that the composite for those other accounts, computed on a gross basis compared with the Fund’s gross return, was lower than the investment return of the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented a breakpoint in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoint as implemented appeared to be a reasonable step toward the realization of economies of scale by the Evergreen funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565223 rv3 3/2006

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 31, 2006

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: March 31, 2006